Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ (96,322)	$ (53,909)	$ (33,283)
Net loss attributable to ordinary shareholders—basic and diluted	$ (96,322)	$ (53,909)	$ (33,283)
Denominator
Weighted average ordinary shares outstanding—basic and diluted	14,152,843	6,347,818	4,621,495
Net loss per share—basic and diluted	$ (6.81)	$ (8.49)	$ (7.20)